Employment - Summary of Average Number of Employees (Detail) - Continuing operations [member] - Employees	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of average number of employees [line items]
Average number of employees	89,831	85,363	82,889
Asia [member]
Disclosure of average number of employees [line items]
Average number of employees	1,308	1,431	1,374
Europe [member]
Disclosure of average number of employees [line items]
Average number of employees	43,417	42,709	42,606
Europe [member] | Europe Heavyside [member]
Disclosure of average number of employees [line items]
Average number of employees	25,910	24,401	24,551
Europe [member] | Europe Lightside [member]
Disclosure of average number of employees [line items]
Average number of employees	7,340	7,272	7,084
Europe [member] | Europe Distribution [member]
Disclosure of average number of employees [line items]
Average number of employees	10,167	11,036	10,971
Americas [member]
Disclosure of average number of employees [line items]
Average number of employees	45,106	41,223	38,909
Americas [member] | Americas Materials [member]
Disclosure of average number of employees [line items]
Average number of employees	27,272	24,077	22,650
Americas [member] | Americas Products [member]
Disclosure of average number of employees [line items]
Average number of employees	17,834	17,146	16,259